BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses:
ERC benefits receivable		$ 2,117,000
Deposits on inventory		680,000
Prepaid income tax	$ 536,000
Prepaid insurance	2,230,000	358,000	$ 252,000
Prepaid rent	388,000	381,000	336,000
Prepaid equipment	254,000	179,000	155,000
Prepaid other	202,000	173,000	150,000
ERC benefits receivable		2,117
Deposits on inventory	2,809,000	680,000
Other current assets:
Interest rate swap asset		476,000
Other		17,000	12,000
Interest rate swap asset	385,000	476,000
Total	$ 6,804,000	$ 4,381,000	$ 905,000